Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Loss Per Common Share
The following is the computation of loss per common share for the three and nine months ended September 30, 2017 and 2016:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Net loss	$(2,313)	$(3,526)	$(8,937)	$(11,299)
Weighted-average basic and diluted common shares outstanding	1,725,906	97,691	183,395	109,539
Loss per share - basic and diluted	$(1.34)	$(36.09)	$(48.73)	$(103.15)

The following is the computation of loss per common share for the years ended December 31, 2016 and 2015:

	Years Ended December 31,
	2016	2015
Net loss attributable to members of AuraSense Therapeutics, LLC/stockholders of Exicure, Inc.	$(16,941)	$(13,151)
Weighted-average basic and diluted common shares outstanding	228,447	108,123
Loss per share - basic and diluted	$(74.16)	$(121.63)
Potentially dilutive shares excluded from computation of weighted-average diluted common shares outstanding	6,222,448	6,528,052

Antidilutive Securities
The outstanding securities presented below were excluded from the calculation of net loss per common share, because such securities would have been anti-dilutive due to the Company’s net loss per share during the periods ending on the dates presented:

	September 30,
	2017	2016
Options to purchase common stock	3,678,359	3,038,772
Warrants to purchase common stock	163,174	—